Loans and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Continuity in Loss Allowance by Each Product Type
The following tables show the continuity in the loss allowance by product type for the three and six months ended April 30, 2025 and April 30, 2024. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include the ECL impact of new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	April 30, 2025				April 30, 2024
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages

Balance as at beginning of period	$62	$191	$22	$275	$66	$187	$12	$265
Transfer to Stage 1	37	(37)	-	-	30	(29)	(1)	-
Transfer to Stage 2	(3)	7	(4)	-	(20)	23	(3)	-
Transfer to Stage 3	-	(10)	10	-	-	(8)	8	-
Net remeasurement of loss allowance	(32)	50	5	23	(30)	37	8	15
Loan originations	5	-	-	5	2	-	-	2
Derecognitions and maturities	-	(3)	-	(3)	(1)	(2)	-	(3)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	7	7	11	25	(19)	21	12	14
Write-offs (3)	-	-	(4)	(4)	-	-	(1)	(1)
Recoveries of previous write-offs	-	-	3	3	-	-	1	1
Foreign exchange and other	(2)	(4)	(14)	(20)	-	1	(11)	(10)
Balance as at end of period	$67	$194	$18	$279	$47	$209	$13	$269
Loans: Consumer instalment and other personal
Balance as at beginning of period	$194	$514	$183	$891	$144	$436	$171	$751
Transfer to Stage 1	74	(70)	(4)	-	112	(108)	(4)	-
Transfer to Stage 2	(15)	28	(13)	-	(10)	20	(10)	-
Transfer to Stage 3	(2)	(43)	45	-	(2)	(36)	38	-
Net remeasurement of loss allowance	(67)	133	108	174	(86)	86	45	45
Loan originations	7	-	-	7	9	-	-	9
Derecognitions and maturities	(4)	(10)	-	(14)	(3)	(8)	-	(11)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	(7)	38	136	167	20	(46)	69	43
Write-offs (3)	-	-	(168)	(168)	-	-	(156)	(156)
Recoveries of previous write-offs	-	-	44	44	-	-	98	98
Foreign exchange and other	(4)	(7)	(16)	(27)	2	4	(13)	(7)
Balance as at end of period	$183	$545	$179	$907	$166	$394	$169	$729
Loans: Credit cards
Balance as at beginning of period	$229	$492	$-	$721	$167	$343	$-	$510
Transfer to Stage 1	58	(58)	-	-	66	(66)	-	-
Transfer to Stage 2	(24)	24	-	-	(14)	14	-	-
Transfer to Stage 3	(2)	(112)	114	-	(1)	(68)	69	-
Net remeasurement of loss allowance	(55)	189	81	215	(30)	163	96	229
Loan originations	18	-	-	18	20	-	-	20
Derecognitions and maturities	(4)	(10)	-	(14)	(2)	(5)	-	(7)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	(9)	33	195	219	39	38	165	242
Write-offs (3)	-	-	(230)	(230)	-	-	(179)	(179)
Recoveries of previous write-offs	-	-	56	56	-	-	27	27
Foreign exchange and other	(3)	(17)	(21)	(41)	1	2	(13)	(10)
Balance as at end of period	$217	$508	$-	$725	$207	$383	$-	$590
Loans: Business and government
Balance as at beginning of period	$860	$1,938	$753	$3,551	$913	$1,269	$520	$2,702
Transfer to Stage 1	93	(88)	(5)	-	203	(190)	(13)	-
Transfer to Stage 2	(59)	89	(30)	-	(55)	70	(15)	-
Transfer to Stage 3	(2)	(82)	84	-	(2)	(90)	92	-
Net remeasurement of loss allowance	4	318	374	696	(214)	314	348	448
Loan originations	68	-	-	68	64	-	-	64
Derecognitions and maturities	(30)	(99)	-	(129)	(34)	(72)	-	(106)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	74	138	423	635	(38)	32	412	406
Write-offs (3)	-	-	(371)	(371)	-	-	(224)	(224)
Recoveries of previous write-offs	-	-	93	93	-	-	15	15
Foreign exchange and other	(32)	(54)	(117)	(203)	9	52	(70)	(9)
Balance as at end of period	$902	$2,022	$781	$3,705	$884	$1,353	$653	$2,890
Total as at end of period	$1,369	$3,269	$978	$5,616	$1,304	$2,339	$835	$4,478
Comprising: Loans	$1,112	$2,938	$910	$4,960	$1,085	$2,118	$811	$4,014
Other credit instruments (4)	257	331	68	656	219	221	24	464

(1)	Includes changes in the allowance for purchased credit impaired (PCI) loans.
(2)	Excludes PCL on other assets of $8 million for the three months ended April 30, 2025 ($nil million for the three months ended April 30, 2024).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the six months ended	April 30, 2025				April 30, 2024
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$56	$186	$19	$261	$73	$151	$10	$234
Transfer to Stage 1	82	(81)	(1)	-	53	(52)	(1)	-
Transfer to Stage 2	(5)	14	(9)	-	(22)	28	(6)	-
Transfer to Stage 3	-	(18)	18	-	-	(14)	14	-
Net remeasurement of loss allowance	(74)	101	18	45	(63)	107	12	56
Loan originations	10	-	-	10	10	-	-	10
Derecognitions and maturities	(1)	(7)	-	(8)	(2)	(5)	-	(7)
Model changes	-	-	-	-	(1)	(5)	-	(6)
Total PCL (2)	12	9	26	47	(25)	59	19	53
Write-offs (3)	-	-	(5)	(5)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	4	4	-	-	3	3
Foreign exchange and other	(1)	(1)	(26)	(28)	(1)	(1)	(16)	(18)
Balance as at end of period	$67	$194	$18	$279	$47	$209	$13	$269
Loans: Consumer instalment and other personal
Balance as at beginning of period	$197	$471	$175	$843	$220	$434	$152	$806
Transfer to Stage 1	147	(137)	(10)	-	171	(163)	(8)	-
Transfer to Stage 2	(28)	53	(25)	-	(21)	42	(21)	-
Transfer to Stage 3	(4)	(85)	89	-	(4)	(65)	69	-
Net remeasurement of loss allowance	(135)	264	246	375	(151)	117	202	168
Loan originations	16	-	-	16	33	-	-	33
Derecognitions and maturities	(9)	(19)	-	(28)	(7)	(16)	(11)	(34)
Model changes	-	-	-	-	15	46	-	61
Total PCL (2)	(13)	76	300	363	36	(39)	231	228
Write-offs (3)	-	-	(338)	(338)	-	-	(315)	(315)
Recoveries of previous write-offs	-	-	72	72	-	-	123	123
Foreign exchange and other	(1)	(2)	(30)	(33)	(90)	(1)	(22)	(113)
Balance as at end of period	$183	$545	$179	$907	$166	$394	$169	$729
Loans: Credit cards
Balance as at beginning of period	$233	$472	$-	$705	$188	$308	$-	$496
Transfer to Stage 1	124	(124)	-	-	116	(116)	-	-
Transfer to Stage 2	(46)	46	-	-	(27)	27	-	-
Transfer to Stage 3	(4)	(219)	223	-	(2)	(116)	118	-
Net remeasurement of loss allowance	(115)	364	160	409	(105)	285	162	342
Loan originations	33	-	-	33	37	-	-	37
Derecognitions and maturities	(6)	(19)	-	(25)	(4)	(13)	-	(17)
Model changes	-	-	-	-	4	9	-	13
Total PCL (2)	(14)	48	383	417	19	76	280	375
Write-offs (3)	-	-	(453)	(453)	-	-	(331)	(331)
Recoveries of previous write-offs	-	-	109	109	-	-	75	75
Foreign exchange and other	(2)	(12)	(39)	(53)	-	(1)	(24)	(25)
Balance as at end of period	$217	$508	$-	$725	$207	$383	$-	$590
Loans: Business and government
Balance as at beginning of period	$892	$1,698	$537	$3,127	$1,043	$1,155	$533	$2,731
Transfer to Stage 1	252	(231)	(21)	-	387	(372)	(15)	-
Transfer to Stage 2	(170)	238	(68)	-	(174)	192	(18)	-
Transfer to Stage 3	(4)	(220)	224	-	(4)	(153)	157	-
Net remeasurement of loss allowance	(143)	706	780	1,343	(434)	609	488	663
Loan originations	146	-	-	146	147	8	-	155
Derecognitions and maturities	(68)	(184)	-	(252)	(84)	(164)	(11)	(259)
Model changes	-	-	-	-	53	57	-	110
Total PCL (2)	13	309	915	1,237	(109)	177	601	669
Write-offs (3)	-	-	(624)	(624)	-	-	(444)	(444)
Recoveries of previous write-offs	-	-	154	154	-	-	90	90
Foreign exchange and other	(3)	15	(201)	(189)	(50)	21	(127)	(156)
Balance as at end of period	$902	$2,022	$781	$3,705	$884	$1,353	$653	$2,890
Total as at end of period	$1,369	$3,269	$978	$5,616	$1,304	$2,339	$835	$4,478
Comprising: Loans	$1,112	$2,938	$910	$4,960	$1,085	$2,118	$811	$4,014
Other credit instruments (4)	257	331	68	656	219	221	24	464

(1)	Includes changes in the allowance for PCI loans.
(2)	Excludes PCL on other assets of $1 million for the six months ended April 30, 2025 ($7 million for the six months ended April 30, 2024).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following
table
sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at April 30, 2025 and October 31, 2024. Stage 1 represents performing loans carried with up to a
12-month
ECL, Stage 2 represents performing loans carried with a lifetime ECL, and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)
For the three months ended	April 30, 2025				October 31, 2024
	Stage 1 (1)	Stage 2	Stage 3 (2)	Total	Stage 1 (1)	Stage 2	Stage 3 (2)	Total
Loans: Residential mortgages
Exceptionally low	$-	$-	$-	$-	$1	$-	$-	$1
Very low	95,091	231	-	95,322	86,730	5,631	-	92,361
Low	56,642	10,143	-	66,785	52,111	15,080	-	67,191
Medium	7,976	4,987	-	12,963	7,402	5,329	-	12,731
High	277	2,897	-	3,174	268	2,622	-	2,890
Not rated (3)	13,771	1,042	-	14,813	14,207	1,042	-	15,249
Impaired	-	-	757	757	-	-	657	657
Gross residential mortgages	173,757	19,300	757	193,814	160,719	29,704	657	191,080
ACL	67	193	8	268	56	185	10	251
Carrying amount	173,690	19,107	749	193,546	160,663	29,519	647	190,829
Loans: Consumer instalment and other personal
Exceptionally low	9,244	8	-	9,252	9,162	145	-	9,307
Very low	20,848	61	-	20,909	20,466	903	-	21,369
Low	27,622	2,581	-	30,203	26,125	4,575	-	30,700
Medium	7,414	5,705	-	13,119	7,405	5,526	-	12,931
High	666	2,155	-	2,821	789	2,017	-	2,806
Not rated (3)	14,339	877	-	15,216	14,522	475	-	14,997
Impaired	-	-	626	626	-	-	577	577
Gross consumer instalment and other personal	80,133	11,387	626	92,146	78,469	13,641	577	92,687
ACL	169	519	172	860	183	447	168	798
Carrying amount	79,964	10,868	454	91,286	78,286	13,194	409	91,889
Loans: Credit cards (4)
Exceptionally low	1,636	-	-	1,636	1,660	-	-	1,660
Very low	2,130	2	-	2,132	2,166	1	-	2,167
Low	2,025	46	-	2,071	2,110	60	-	2,170
Medium	4,416	790	-	5,206	4,544	824	-	5,368
High	768	1,015	-	1,783	746	922	-	1,668
Not rated (3)	270	123	-	393	430	149	-	579
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	11,245	1,976	-	13,221	11,656	1,956	-	13,612
ACL	146	447	-	593	161	421	-	582
Carrying amount	11,099	1,529	-	12,628	11,495	1,535	-	13,030
Loans: Business and government (5)
Acceptable
Investment grade	184,974	3,455	-	188,429	191,742	3,437	-	195,179
Sub-investment grade	136,515	27,947	-	164,462	147,713	15,078	-	162,791
Watchlist	153	23,521	-	23,674	238	22,535	-	22,773
Impaired	-	-	5,356	5,356	-	-	4,609	4,609
Gross business and government	321,642	54,923	5,356	381,921	339,693	41,050	4,609	385,352
ACL	730	1,779	730	3,239	743	1,507	475	2,725
Carrying amount	320,912	53,144	4,626	378,682	338,950	39,543	4,134	382,627
Total gross loans and acceptances	586,777	87,586	6,739	681,102	590,537	86,351	5,843	682,731
Total net loans and acceptances	585,665	84,648	5,829	676,142	589,394	83,791	5,190	678,375
Commitments and financial guarantee contracts
Acceptable
Investment grade	195,854	1,042	-	196,896	198,132	787	-	198,919
Sub-investment grade	58,505	15,509	-	74,014	68,177	6,647	-	74,824
Watchlist	9	8,596	-	8,605	59	8,765	-	8,824
Impaired	-	-	1,801	1,801	-	-	1,373	1,373
Gross commitments and financial guarantee contracts	254,368	25,147	1,801	281,316	266,368	16,199	1,373	283,940
ACL	257	331	68	656	235	267	78	580
Carrying amount (6) (7)	$254,111	$24,816	$1,733	$280,660	$266,133	$15,932	$1,295	$283,360

(1)
Includes $94 million ($163 million as at October 31, 2024) of residential mortgages and $13,404 million ($12,431 million as at October 31, 2024) of business and government loans that are classified and measured at FVTPL and not subject to ECL.

(2)	Includes PCI loans.
(3)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(4)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(5)	Includes customers’ liability under acceptances.
(6)
Represents the total contractual amounts of undrawn credit facilities and other off-balance sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(7)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at April 30, 2025 and October 31, 2024. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)	April 30, 2025			October 31, 2024
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$687	$7	$694	$696	$15	$711
Credit cards, consumer instalment and other personal	749	189	938	734	173	907
Business and government	411	13	424	689	16	705
Total	$1,847	$209	$2,056	$2,119	$204	$2,323

(1)	Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $7 million as at April 30, 2025 ($16 million as at October 31, 2024).

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following tables show the key economic variables used to estimate the allowance for performing loans forecast over the next 12 months or lifetime measurement period. The variables as at April 30, 2025 include the impact of tariffs and trade policy uncertainty on the economic outlook. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	$		$		$		$		$		$		$		$
	As at April 30, 2025
	Scenarios
All figures are average annual values	Upside				Base				Downside				Severe downside
	First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)
Real GDP growth rates (2)
Canada		2.7%		2.3%		(0.2)%		1.6%		(2.3)%		1.3%		(3.5)%		1.2%
United States		3.5%		2.3%		1.0%		1.8%		(2.3)%		1.5%		(3.4)%		1.3%
Corporate BBB 10-year spread
Canada		1.6%		1.8%		2.2%		2.0%		3.8%		3.0%		4.2%		3.5%
United States		1.1%		1.6%		1.8%		2.0%		3.6%		3.1%		4.6%		3.6%
Unemployment rates
Canada		5.8%		5.3%		7.8%		7.6%		9.0%		9.7%		9.8%		10.6%
United States		3.6%		3.2%		4.8%		4.7%		6.9%		7.5%		7.5%		8.4%
Housing Price Index (2)
Canada (3)		5.0%		5.5%		0.8%		3.0%		(11.9)%		(1.3)%		(20.3)%		(5.0)%
United States (4)		5.4%		3.8%		2.3%		2.4%		(10.1)%		(1.2)%		(19.2)%		(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.

	$		$		$		$		$		$		$		$
	As at October 31, 2024
	Scenarios
All figures are average annual values	Upside				Base				Downside				Severe downside
	First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)
Real GDP growth rates (2)
Canada		4.6%		2.6%		1.8%		1.9%		(2.3)%		1.3%		(3.6)%		1.2%
United States		4.3%		2.4%		1.9%		1.9%		(2.1)%		1.4%		(3.4)%		1.3%
Corporate BBB 10-year spread
Canada		1.3%		1.8%		1.9%		2.0%		3.6%		3.0%		4.2%		3.5%
United States		0.9%		1.6%		1.6%		2.0%		3.4%		3.1%		4.6%		3.6%
Unemployment rates
Canada		5.3%		4.8%		7.0%		6.8%		8.8%		9.4%		9.8%		10.5%
United States		3.4%		3.0%		4.7%		4.4%		6.7%		7.3%		7.6%		8.4%
Housing Price Index (2)
Canada (3)		5.9%		5.4%		1.6%		3.0%		(10.9)%		(1.0)%		(19.0)%		(5.0)%
United States (4)		5.9%		4.0%		2.8%		2.6%		(9.6)%		(1.0)%		(19.3)%		(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.